Commitments and Contingencies (Details Narrative)	1 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2016 shares	Mar. 31, 2016 USD ($)	Feb. 29, 2016 shares	Jan. 31, 2016 USD ($)	Aug. 31, 2015 USD ($) shares	Apr. 30, 2014 ft²	Sep. 30, 2016 USD ($) ft²	Sep. 30, 2016 USD ($) ft²	Dec. 31, 2015 USD ($) ft² shares	Dec. 31, 2014 USD ($)
Cost and accumulated amortization included in property and equipment							$ 512,000	$ 512,000	$ 501,000	$ 135,000
Other income							$ 33,000	325,000
Number of common stock shares issued for agreements | shares									263
Number of common stock issued for agreement									$ 190,327
Annual compensation for services				$ 100,000
Financial Service Agreements [Member]
Number of common stock shares issued for agreements | shares	12,000		31,000		26,667
Financial Service Agreements [Member] | Initial Six Month Term [Member]
Number of common stock shares issued for agreements | shares					26,667
Number of common stock issued for agreement					$ 30,000
Financial Service Agreements [Member] | Additional Six Months [Member]
Number of common stock shares issued for agreements | shares					26,667
Number of common stock issued for agreement					$ 30,000
Series Subordinated Note [Member]
Liquidated damages		$ 300,000
Outstanding debt									$ 415,398
Series Subordinated Notes [Member]
Interest expense								$ 695,000
Series Subordinated Note [Member]
Outstanding debt		$ 415,000
Computer Leases [Member]
Lease term								3 years	3 years
Chanhassen [Member]
Area of square feet leases | ft²							22,000	22,000	22,000
Operating lease description								The lease commenced on May 1, 2012 and extends through January 2022. In addition to the office space, the Company leases certain office furniture and equipment under operating leases through November 2018.
Chanhassen [Member] | Two Vehicles [Member]
Lease term								36 months
Dallas [Member]
Area of square feet leases | ft²						1,812
Operating lease description						The lease commenced on May 1, 2014 and extends through June 30, 2017. The Company has sub-leased the Dallas, Texas office space, commencing on November 19, 2015 and expiring on June 30, 2017.